Acquisition (Details Narrative) - HTS Group [Member]	1 Months Ended
Jun. 25, 2021 USD ($)
Business Acquisition [Line Items]
Fair market value	$ 9,195,692
Business Combination, Consideration Transferred, Liabilities Incurred	500,035
Conversion of Stock, Amount Converted	$ 500,000